Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets and Liabilities

The Company classified their financial assets and liabilities as follows:

	December 31, 2023		December 31, 2022
Financial assets at amortized cost:
Cash and cash equivalents	Ps.	1,220,471	Ps.	984,976
Sundry debtors		11,020		19,885
Total	Ps.	1,231,491	Ps.	1,004,861

	December 31, 2023		December 31, 2022
Financial liabilities at amortized cost:
Debt with related parties	Ps.	4,340,452	Ps.	4,276,058
Accounts payable and accrued expenses		322,959		273,731
Suppliers		7,126,089		5,390,192
Lease liabilities		6,244,222		5,245,442
Debt		1,321,455		1,031,970
Total		19,355,177		16,217,393

Summary of Estimated Carrying Amount and Fair Value of Liabilities Measured at Amortized Costs

In addition, the estimated carrying amount and fair value of the liabilities measured at amortized costs are as follows:

		December 31, 2023				December 31, 2022
	Carrying amount		Fair value		Carrying amount		Fair value
Debt to related parties and debt to third parties (1)	Ps.	4,790,168	Ps.	4,798,894	Ps.	4,721,340	Ps.	4,818,245

(1)
The estimated fair value of debt to related parties and debt to third parties is estimated together since both reflect the outstanding amount of the Promissory Notes issued by the Company. As of December 31, 2023 and 2022, the fair value was determined based on the discounted cash flows, using a US$ composite rate, plus the credit spread of the Company and the country risk indicator if it applies. The fair value measurement of debt is considered within the Level 2 of the fair value hierarchy.